REVENUE	12 Months Ended
Aug. 31, 2021
Revenue [abstract]
REVENUE
20.    REVENUE
Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Gross revenue for the years ended August 31, 2021 and 2020 is disaggregated as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Adult-use recreational wholesale revenue (Canadian)	$98,510	$73,938
Direct to patient medical revenue (Canadian)	8,701	10,748
International (business to business)	386	3,272
Wholesale to Licensed Producers and medical wholesale revenue (Canadian)	2,060	15,184
Other revenue	202	245
Gross revenue	$109,859	$103,387
Excise taxes	(30,696)	(16,592)
Net revenue	$79,163	$86,795

Recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.
During the year ended August 31, 2021 , the Company had three customers (August 31, 2020 – three customers), respectively, that individually represented more than 10% of the Company’s net revenue.